SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2019
Segmented Information [Abstract]
SEGMENTED INFORMATION
16.	SEGMENTED INFORMATION

Segment reporting is prepared on the same basis that the Company’s President, who is the Company’s CODM, manages the business, makes resource allocation decisions and assesses performance. The Company operates in one reportable segment, being the production and sale of cannabis and in one geographical location, Canada.

	Operating	Other	Total
	$	$	$
For the three months ended March 31, 2019
Sales	2,609,559	-	2,609,559
Interest revenue	70,370	567,940	638,310
Loss from operations	(3,499,383)	(6,418,749)	(9,918,132)
Net (loss) income and comprehensive (loss) income	2,330,611	(5,979,294)	(3,648,683)
Share of income from joint venture	5,812,219	-	5,812,219

For the three months ended March 31, 2018
Sales	370,418	2,800	373,218
Interest revenue	-	250,064	250,064
Loss from operations	(649,332)	(4,263,675)	(4,913,007)
Net loss and comprehensive loss	(951,126)	(4,094,294)	(5,045,420)
Share of loss from joint venture	(301,793)	-	(301,793)